Related Party Transactions - Schedule of List of Other Related Parties (Details)	12 Months Ended
Mar. 31, 2018
Infosys Limited Employees' Gratuity Fund Trust
Disclosure Of Transactions Between Related Parties [Line Items]
Name of other related parties	Infosys Limited Employees' Gratuity Fund Trust
Country	India
Nature of relationship	Post-employment benefit plan of Infosys
Infosys Limited Employees' Provident Fund Trust
Disclosure Of Transactions Between Related Parties [Line Items]
Name of other related parties	Infosys Limited Employees' Provident Fund Trust
Country	India
Nature of relationship	Post-employment benefit plan of Infosys
Infosys Limited Employees' Superannuation Fund Trust
Disclosure Of Transactions Between Related Parties [Line Items]
Name of other related parties	Infosys Limited Employees' Superannuation Fund Trust
Country	India
Nature of relationship	Post-employment benefit plan of Infosys
Infosys BPM Limited Employees’ Superannuation Fund Trust (formerly Infosys BPO Limited Employees’ Superannuation Fund Trust)
Disclosure Of Transactions Between Related Parties [Line Items]
Name of other related parties	Infosys BPM Limited Employees’ Superannuation Fund Trust (formerly Infosys BPO Limited Employees’ Superannuation Fund Trust)
Country	India
Nature of relationship	Post-employment benefit plan of Infosys BPM
Infosys BPM Limited Employees’ Gratuity Fund Trust (formerly Infosys BPO Limited Employees’ Gratuity Fund Trust)
Disclosure Of Transactions Between Related Parties [Line Items]
Name of other related parties	Infosys BPM Limited Employees’ Gratuity Fund Trust (formerly Infosys BPO Limited Employees’ Gratuity Fund Trust)
Country	India
Nature of relationship	Post-employment benefit plan of Infosys BPM
EdgeVerve Systems Limited Employees‘ Gratuity Fund Trust
Disclosure Of Transactions Between Related Parties [Line Items]
Name of other related parties	EdgeVerve Systems Limited Employees‘ Gratuity Fund Trust
Country	India
Nature of relationship	Post-employment benefit plan of EdgeVerve
EdgeVerve Systems Limited Employees’ Superannuation Fund Trust
Disclosure Of Transactions Between Related Parties [Line Items]
Name of other related parties	EdgeVerve Systems Limited Employees’ Superannuation Fund Trust
Country	India
Nature of relationship	Post-employment benefit plan of EdgeVerve
Infosys Employees’ Welfare Trust
Disclosure Of Transactions Between Related Parties [Line Items]
Name of other related parties	Infosys Employees’ Welfare Trust
Country	India
Nature of relationship	Controlled Trust
Infosys Employee Benefits Trust
Disclosure Of Transactions Between Related Parties [Line Items]
Name of other related parties	Infosys Employee Benefits Trust
Country	India
Nature of relationship	Controlled Trust
Infosys Science Foundation
Disclosure Of Transactions Between Related Parties [Line Items]
Name of other related parties	Infosys Science Foundation
Country	India
Nature of relationship	Controlled Trust